CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Total assets	¥ 119,038	$ 18,355	¥ 254,883
Liabilities	¥ 304,636	$ 46,974	¥ 340,345
Common Stock, No Par Value | ¥ / shares	¥ 0		¥ 0
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	5,708,003	5,708,003	5,466,633
Treasury stock, shares	20,523	20,523	34,909
Variable Interest Entity, Primary Beneficiary [Member]
Total assets | ¥	¥ 52,894		¥ 144,038
Liabilities | ¥	¥ 274,114		¥ 310,711